Discontinuing Operations - Schedule of Results of Consolidated Discontinued Operations (Details) (10-K) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Allowance for doubtful accounts	$ 4,518	$ 4,536	$ 3,462